Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / €	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 18, 2021 $ / €
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident	$ 1,000,000
Closing period for relevant insurance policy year	3 years
Non-cancelable time charter contract revenue, 2023	$ 48,683
Non-cancelable time charter contract revenue, 2024	$ 26,231
Office Leases [Abstract]
Weighted-average remaining lease term	2 years 5 months 1 day
Operating lease liability	$ 163	$ 84
Operating right-of-use asset	$ 163	84
Weighted average discount rate	3.98%
Monthly rent expense	$ 7
Exchange rate | $ / €	1.043			1.1345
Rent expense	$ 87	47	$ 104
Impairment charge	0	0
Office Rental Obligations [Abstract]
Year 1	77
Year 2	59
Year 3	39
Total	175
Less imputed interest	(12)
Present value of lease liabilities	163	84
Lease liabilities, current	73	66
Lease liabilities, non- current	$ 90	$ 18
Maximum [Member]
Office Leases [Abstract]
Term of leases	3 years